PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)

Common Stocks – 58.7% of Net Assets
	Aerospace & Defense – 1.0%
44	Axon Enterprise, Inc.(a)	$4,937
359	Boeing Co. (The)(a)	53,433
58	General Dynamics Corp.	13,719
7	L3Harris Technologies, Inc.	1,626
14	Lockheed Martin Corp.	6,050
65	Moog, Inc., Class A	5,191
8	Northrop Grumman Corp.	3,515
124	Raytheon Technologies Corp.	11,769

		100,240

	Air Freight & Logistics – 0.4%
163	Expeditors International of Washington, Inc.	16,148
13	FedEx Corp.	2,584
77	GXO Logistics, Inc.(a)	4,558
81	United Parcel Service, Inc., Class B	14,578

		37,868

	Airlines – 0.2%
198	Delta Air Lines, Inc.(a)	8,520
654	JetBlue Airways Corp.(a)	7,200

		15,720

	Auto Components – 0.3%
15	Aptiv PLC(a)	1,596
445	BorgWarner, Inc.	16,389
441	Dana, Inc.	6,531
59	Visteon Corp.(a)	6,178

		30,694

	Automobiles – 1.0%
217	Ford Motor Co.	3,072
691	General Motors Co.(a)	26,196
80	Tesla, Inc.(a)	69,661
58	Thor Industries, Inc.	4,440

		103,369

	Banks – 2.9%
316	Ameris Bancorp	13,177
598	Bank of America Corp.	21,337
305	Cadence Bank	7,637
721	Citigroup, Inc.	34,760
276	Citizens Financial Group, Inc.	10,874
129	Cullen/Frost Bankers, Inc.	17,065
108	Fifth Third Bancorp	4,053
1,443	FNB Corp.	16,623
1,006	Fulton Financial Corp.	15,261
589	Huntington Bancshares, Inc.	7,745
271	International Bancshares Corp.	10,783

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
63	JPMorgan Chase & Co.	$7,520
630	KeyCorp	12,165
53	M&T Bank Corp.	8,832
41	PNC Financial Services Group, Inc. (The)	6,810
370	Regions Financial Corp.	7,666
381	Truist Financial Corp.	18,421
419	Trustmark Corp.	11,682
217	U.S. Bancorp	10,538
255	Webster Financial Corp.	12,748
623	Wells Fargo & Co.	27,182
112	Wintrust Financial Corp.	9,780

		292,659

	Beverages – 2.0%
44	Boston Beer Co., Inc. (The), Class A(a)	16,500
280	Coca-Cola Co. (The)	18,091
125	Constellation Brands, Inc., Class A	30,761
1,672	Keurig Dr Pepper, Inc.	62,533
693	Monster Beverage Corp.(a)	59,376
86	PepsiCo, Inc.	14,767

		202,028

	Biotechnology – 2.0%
120	AbbVie, Inc.	17,625
222	Alnylam Pharmaceuticals, Inc.(a)	29,621
55	Amgen, Inc.	12,825
146	Arrowhead Pharmaceuticals, Inc.(a)	6,002
13	Biogen, Inc.(a)	2,697
182	BioMarin Pharmaceutical, Inc.(a)	14,806
261	CRISPR Therapeutics AG(a)	12,951
38	Ligand Pharmaceuticals, Inc.(a)	3,529
65	Moderna, Inc.(a)	8,737
74	Neurocrine Biosciences, Inc.(a)	6,662
126	Regeneron Pharmaceuticals, Inc.(a)	83,048

		198,503

	Building Products – 0.5%
119	Builders FirstSource, Inc.(a)	7,327
43	Carlisle Cos., Inc.	11,152
136	Carrier Global Corp.	5,205
42	Johnson Controls International PLC	2,514
42	Lennox International, Inc.	8,954
130	Owens Corning	11,821
82	Trex Co., Inc.(a)	4,772

		51,745

	Capital Markets – 3.1%
17	Ameriprise Financial, Inc.	4,513
604	Bank of New York Mellon Corp. (The)	25,404
10	BlackRock, Inc.	6,247
773	Charles Schwab Corp. (The)	51,273

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
26	CME Group, Inc.	$5,703
65	FactSet Research Systems, Inc.	26,227
98	Goldman Sachs Group, Inc. (The)	29,938
259	Intercontinental Exchange, Inc.	29,995
212	Janus Henderson Group PLC	6,462
449	KKR & Co., Inc.	22,885
28	Moody’s Corp.	8,861
50	Morgan Stanley	4,029
50	MSCI, Inc.	21,062
78	Northern Trust Corp.	8,038
394	SEI Investments Co.	21,954
415	State Street Corp.	27,793
41	Virtus Investment Partners, Inc.	7,264

		307,648

	Chemicals – 0.7%
274	Dow, Inc.	18,221
37	DuPont de Nemours, Inc.	2,439
14	Ecolab, Inc.	2,371
118	HB Fuller Co.	7,871
82	Innospec, Inc.	7,815
14	International Flavors & Fragrances, Inc.	1,698
27	Linde PLC	8,423
100	Minerals Technologies, Inc.	6,361
14	PPG Industries, Inc.	1,792
14	Sherwin-Williams Co. (The)	3,850
58	Stepan Co.	5,922

		66,763

	Commercial Services & Supplies – 0.2%
59	MSA Safety, Inc.	7,121
72	Tetra Tech, Inc.	10,028
119	Viad Corp.(a)	3,897
22	Waste Management, Inc.	3,618

		24,664

	Communications Equipment – 0.3%
28	Arista Networks, Inc.(a)	3,236
144	Ciena Corp.(a)	7,944
274	Cisco Systems, Inc.	13,421
10	F5, Inc.(a)	1,674
78	Lumentum Holdings, Inc.(a)	6,334

		32,609

	Construction & Engineering – 0.2%
236	AECOM	16,652

	Consumer Finance – 1.4%
1,179	Ally Financial, Inc.	47,113
301	American Express Co.	52,588
301	Capital One Financial Corp.	37,510

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
167	Green Dot Corp., Class A(a)	$4,422

		141,633

	Containers & Packaging – 0.2%
45	Ball Corp.	3,652
62	International Paper Co.	2,869
165	WestRock Co.	8,173

		14,694

	Distributors – 0.1%
39	Genuine Parts Co.	5,072

	Diversified Consumer Services – 0.2%
124	Grand Canyon Education, Inc.(a)	11,900
147	Service Corp. International	9,645

		21,545

	Diversified Telecommunication Services – 0.2%
1,826	Lumen Technologies, Inc.	18,370

	Electric Utilities – 0.4%
154	American Electric Power Co., Inc.	15,263
45	Eversource Energy	3,933
78	IDACORP, Inc.	8,204
151	NextEra Energy, Inc.	10,724

		38,124

	Electrical Equipment – 0.7%
31	Acuity Brands, Inc.	5,347
63	Eaton Corp. PLC	9,136
38	Emerson Electric Co.	3,427
55	Hubbell, Inc.	10,745
530	Plug Power, Inc.(a)	11,141
53	Rockwell Automation, Inc.	13,391
656	Sunrun, Inc.(a)	13,107

		66,294

	Electronic Equipment, Instruments & Components – 0.6%
148	Avnet, Inc.	6,462
10	CDW Corp.	1,632
155	Cognex Corp.	10,483
34	Coherent, Inc.(a)	9,108
92	Corning, Inc.	3,237
165	Itron, Inc.(a)	7,884
10	Keysight Technologies, Inc.(a)	1,403
29	Littelfuse, Inc.	6,648
100	TE Connectivity Ltd.	12,478
14	Trimble, Inc.(a)	934

		60,269

	Energy Equipment & Services – 0.2%
771	Archrock, Inc.	6,715

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
78	Baker Hughes Co.	$2,420
337	ChampionX Corp.	7,111
114	Schlumberger NV	4,447

		20,693

	Entertainment – 1.4%
47	Activision Blizzard, Inc.	3,553
133	Electronic Arts, Inc.	15,701
194	Netflix, Inc.(a)	36,930
151	Take-Two Interactive Software, Inc.(a)	18,046
462	Walt Disney Co. (The)(a)	51,573
634	Warner Bros Discovery, Inc.(a)	11,507

		137,310

	Food & Staples Retailing – 0.6%
119	BJ’s Wholesale Club Holdings, Inc.(a)	7,658
9	Costco Wholesale Corp.	4,785
64	Kroger Co. (The)	3,453
292	SpartanNash Co.	10,010
366	Sprouts Farmers Market, Inc.(a)	10,907
185	Sysco Corp.	15,814
88	Walgreens Boots Alliance, Inc.	3,731
47	Walmart, Inc.	7,191

		63,549

	Food Products – 0.4%
98	Campbell Soup Co.	4,627
110	Darling Ingredients, Inc.(a)	8,073
71	General Mills, Inc.	5,022
158	Hain Celestial Group, Inc. (The)(a)	5,299
62	Hormel Foods Corp.	3,248
78	Ingredion, Inc.	6,639
20	J.M. Smucker Co. (The)	2,739
36	Kellogg Co.	2,466
20	McCormick & Co., Inc.	2,011
60	Mondelez International, Inc., Class A	3,869

		43,993

	Gas Utilities – 0.2%
268	New Jersey Resources Corp.	11,567
89	ONE Gas, Inc.	7,509

		19,076

	Health Care Equipment & Supplies – 1.0%
5	Align Technology, Inc.(a)	1,450
24	Baxter International, Inc.	1,705
33	Becton Dickinson & Co.	8,157
10	Cooper Cos., Inc. (The)	3,610
5	DexCom, Inc.(a)	2,043
43	Edwards Lifesciences Corp.(a)	4,548
5	Embecta Corp.(a)	152

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
83	Globus Medical, Inc., Class A(a)	$5,496
95	Haemonetics Corp.(a)	4,814
34	Hologic, Inc.(a)	2,448
67	Intuitive Surgical, Inc.(a)	16,033
41	Penumbra, Inc.(a)	7,075
38	STAAR Surgical Co.(a)	2,169
134	STERIS PLC	30,023
15	Stryker Corp.	3,619
56	Tandem Diabetes Care, Inc.(a)	5,403
9	Teleflex, Inc.	2,571

		101,316

	Health Care Providers & Services – 1.8%
29	Amedisys, Inc.(a)	3,702
11	Anthem, Inc.	5,521
55	Centene Corp.(a)	4,430
20	Chemed Corp.	9,828
18	Cigna Corp.	4,442
244	CVS Health Corp.	23,456
77	DaVita, Inc.(a)	8,344
77	Encompass Health Corp.	5,300
283	HCA Healthcare, Inc.	60,718
39	Henry Schein, Inc.(a)	3,163
71	Humana, Inc.	31,564
11	Laboratory Corp. of America Holdings(a)	2,643
214	MEDNAX, Inc.(a)	3,963
20	Quest Diagnostics, Inc.	2,677
215	Select Medical Holdings Corp.	4,861
115	Tenet Healthcare Corp.(a)	8,339

		182,951

	Health Care Technology – 0.6%
383	Allscripts Healthcare Solutions, Inc.(a)	7,913
24	Cerner Corp.	2,247
635	Doximity, Inc., Class A(a)	25,318
122	Veeva Systems, Inc., Class A(a)	22,198

		57,676

	Hotels, Restaurants & Leisure – 1.7%
22	Booking Holdings, Inc.(a)	48,627
14	Expedia Group, Inc.(a)	2,447
153	Hilton Worldwide Holdings, Inc.(a)	23,759
92	Jack in the Box, Inc.	7,614
30	McDonald’s Corp.	7,475
148	Six Flags Entertainment Corp.(a)	5,664
397	Starbucks Corp.	29,632
200	Travel & Leisure Co.	11,096
433	Yum China Holdings, Inc.	18,099
129	Yum! Brands, Inc.	15,094

		169,507

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – 0.4%
36	DR Horton, Inc.	$2,505
245	KB Home	7,945
96	Meritage Homes Corp.(a)	7,925
364	PulteGroup, Inc.	15,201
330	Taylor Morrison Home Corp.(a)	8,643

		42,219

	Household Products – 0.6%
322	Colgate-Palmolive Co.	24,810
114	Kimberly-Clark Corp.	15,826
114	Procter & Gamble Co. (The)	18,303

		58,939

	Independent Power & Renewable Electricity Producers – 0.2%
103	AES Corp. (The)	2,104
264	NextEra Energy Partners LP	17,598
204	Sunnova Energy International, Inc.(a)	3,523

		23,225

	Industrial Conglomerates – 0.3%
76	3M Co.	10,961
189	General Electric Co.	14,090
39	Honeywell International, Inc.	7,547

		32,598

	Insurance – 1.9%
36	Aflac, Inc.	2,062
37	Allstate Corp. (The)	4,682
594	American International Group, Inc.	34,755
42	Chubb Ltd.	8,671
141	First American Financial Corp.	8,222
52	Hanover Insurance Group, Inc. (The)	7,635
423	Hartford Financial Services Group, Inc. (The)	29,580
59	Marsh & McLennan Cos., Inc.	9,540
24	MetLife, Inc.	1,576
72	Prudential Financial, Inc.	7,813
316	Reinsurance Group of America, Inc.	33,913
151	Selective Insurance Group, Inc.	12,436
42	Travelers Cos., Inc. (The)	7,185
120	Willis Towers Watson PLC	25,783

		193,853

	Interactive Media & Services – 2.7%
27	Alphabet, Inc., Class A(a)	61,619
34	Alphabet, Inc., Class C(a)	78,177
523	Meta Platforms, Inc., Class A(a)	104,846
1,306	Pinterest, Inc., Class A(a)	26,799
24	Twitter, Inc.(a)	1,177

		272,618

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – 1.7%
183	Alibaba Group Holding Ltd., Sponsored ADR(a)	$17,768
43	Amazon.com, Inc.(a)	106,882
720	eBay, Inc.	37,382
130	Etsy, Inc.(a)	12,115
287	Qurate Retail, Inc., Class A	1,208

		175,355

	IT Services – 3.4%
17	Accenture PLC, Class A	5,106
52	Automatic Data Processing, Inc.	11,345
181	Block, Inc.(a)	18,017
68	Cognizant Technology Solutions Corp., Class A	5,501
55	Concentrix Corp.	8,661
522	DXC Technology Co.(a)	14,981
338	Fiserv, Inc.(a)	33,097
105	Gartner, Inc.(a)	30,508
121	Global Payments, Inc.	16,575
88	International Business Machines Corp.	11,635
8	Kyndryl Holdings, Inc.(a)	95
117	Mastercard, Inc., Class A	42,515
38	Paychex, Inc.	4,816
263	PayPal Holdings, Inc.(a)	23,126
57	Perficient, Inc.(a)	5,666
22	Shopify, Inc., Class A(a)	9,390
14	VeriSign, Inc.(a)	2,502
407	Visa, Inc., Class A	86,744
41	WEX, Inc.(a)	6,816

		337,096

	Life Sciences Tools & Services – 0.7%
45	Agilent Technologies, Inc.	5,367
37	Danaher Corp.	9,292
100	Illumina, Inc.(a)	29,665
159	NeoGenomics, Inc.(a)	1,503
44	Repligen Corp.(a)	6,919
20	Thermo Fisher Scientific, Inc.	11,058
11	Waters Corp.(a)	3,333

		67,137

	Machinery – 1.3%
82	AGCO Corp.	10,447
39	Caterpillar, Inc.	8,211
39	Chart Industries, Inc.(a)	6,584
72	Cummins, Inc.	13,622
87	Deere & Co.	32,847
37	Illinois Tool Works, Inc.	7,293
136	ITT, Inc.	9,550
107	Oshkosh Corp.	9,891
24	Otis Worldwide Corp.	1,748
178	PACCAR, Inc.	14,783
23	Parker-Hannifin Corp.	6,229

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
128	Terex Corp.	$4,352
119	Toro Co. (The)	9,535

		135,092

	Media – 1.4%
7	Cable One, Inc.	8,164
95	Charter Communications, Inc., Class A(a)	40,707
970	Comcast Corp., Class A	38,567
457	Interpublic Group of Cos., Inc. (The)	14,907
148	New York Times Co. (The), Class A	5,671
884	News Corp., Class A	17,556
192	Omnicom Group, Inc.	14,617
62	Paramount Global, Class B	1,806

		141,995

	Metals & Mining – 0.5%
93	Alcoa Corp.	6,305
261	Cleveland-Cliffs, Inc.(a)	6,653
240	Commercial Metals Co.	9,840
31	Newmont Corp.	2,258
16	Nucor Corp.	2,476
55	Reliance Steel & Aluminum Co.	10,904
134	Steel Dynamics, Inc.	11,491

		49,927

	Multi-Utilities – 0.2%
101	Consolidated Edison, Inc.	9,367
41	DTE Energy Co.	5,373
26	Sempra Energy	4,195
26	WEC Energy Group, Inc.	2,601

		21,536

	Multiline Retail – 0.3%
122	Kohl’s Corp.	7,062
296	Macy’s, Inc.	7,154
89	Target Corp.	20,350

		34,566

	Oil, Gas & Consumable Fuels – 2.5%
893	Antero Midstream Corp.	9,171
1,141	APA Corp.	46,701
81	Chevron Corp.	12,690
571	CNX Resources Corp.(a)	11,734
498	ConocoPhillips	47,569
174	Diamondback Energy, Inc.	21,964
468	EOG Resources, Inc.	54,644
247	EQT Corp.	9,818
178	Exxon Mobil Corp.	15,174
172	Kinder Morgan, Inc.	3,122
212	Marathon Oil Corp.	5,283
236	Range Resources Corp.(a)	7,066

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
894	Southwestern Energy Co.(a)	$6,705
35	Valero Energy Corp.	3,902

		255,543

	Paper & Forest Products – 0.1%
81	Louisiana-Pacific Corp.	5,226

	Pharmaceuticals – 2.0%
557	Bristol-Myers Squibb Co.	41,925
57	Jazz Pharmaceuticals PLC(a)	9,133
102	Johnson & Johnson	18,407
237	Merck & Co., Inc.	21,020
432	Novartis AG, Sponsored ADR	38,029
160	Novo Nordisk A/S, Sponsored ADR	18,240
277	Pfizer, Inc.	13,592
747	Roche Holding AG, Sponsored ADR	34,496
240	Viatris, Inc.	2,479
27	Zoetis, Inc.	4,786

		202,107

	Professional Services – 0.4%
74	Equifax, Inc.	15,060
109	Exponent, Inc.	10,443
111	Korn Ferry	6,820
64	ManpowerGroup, Inc.	5,773

		38,096

	Real Estate Management & Development – 0.3%
238	CBRE Group, Inc., Class A(a)	19,763
56	Jones Lang LaSalle, Inc.(a)	12,249

		32,012

	REITs - Apartments – 0.4%
199	American Campus Communities, Inc.	12,869
13	AvalonBay Communities, Inc.	2,957
132	Camden Property Trust	20,710
69	Equity Residential	5,624

		42,160

	REITs - Diversified – 0.6%
642	American Assets Trust, Inc.	23,497
52	American Tower Corp.	12,533
44	Crown Castle International Corp.	8,149
20	Digital Realty Trust, Inc.	2,922
7	Equinix, Inc.	5,034
141	Weyerhaeuser Co.	5,812

		57,947

	REITs - Health Care – 0.1%
44	Ventas, Inc.	2,444

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Health Care – continued
55	Welltower, Inc.	$4,995

		7,439

	REITs - Hotels – 0.0%
133	Host Hotels & Resorts, Inc.	2,707

	REITs - Mortgage – 0.1%
330	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,197

	REITs - Office Property – 0.5%
991	Brandywine Realty Trust	11,565
486	Corporate Office Properties Trust	12,971
338	Douglas Emmett, Inc.	9,957
450	Easterly Government Properties, Inc.	8,573
150	Kilroy Realty Corp.	10,500

		53,566

	REITs - Regional Malls – 0.0%
347	Macerich Co. (The)	4,355

	REITs - Shopping Centers – 0.2%
803	Brixmor Property Group, Inc.	20,380

	REITs - Warehouse/Industrials – 0.1%
85	ProLogis, Inc.	13,625

	Road & Rail – 0.4%
24	Avis Budget Group, Inc.(a)	6,424
11	Canadian Pacific Railway Ltd.	805
234	CSX Corp.	8,036
35	Norfolk Southern Corp.	9,026
87	Ryder System, Inc.	6,081
32	Union Pacific Corp.	7,497

		37,869

	Semiconductors & Semiconductor Equipment – 2.7%
68	Advanced Micro Devices, Inc.(a)	5,815
36	Analog Devices, Inc.	5,558
52	Applied Materials, Inc.	5,738
82	Cirrus Logic, Inc.(a)	6,216
55	Enphase Energy, Inc.(a)	8,877
233	First Solar, Inc.(a)	17,016
418	Intel Corp.	18,221
10	Lam Research Corp.	4,658
184	Lattice Semiconductor Corp.(a)	8,839
127	Micron Technology, Inc.	8,660
522	NVIDIA Corp.	96,815
297	QUALCOMM, Inc.	41,488
74	Silicon Laboratories, Inc.(a)	9,983
36	Synaptics, Inc.(a)	5,344
104	Texas Instruments, Inc.	17,706
47	Universal Display Corp.	6,003

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
83	Wolfspeed, Inc.(a)	$7,612

		274,549

	Software – 4.0%
27	Adobe, Inc.(a)	10,691
58	Aspen Technology, Inc.(a)	9,195
237	Autodesk, Inc.(a)	44,859
63	Blackbaud, Inc.(a)	3,655
132	CommVault Systems, Inc.(a)	8,052
24	Fair Isaac Corp.(a)	8,964
290	Microsoft Corp.	80,481
848	NortonLifeLock, Inc.	21,234
1,051	Oracle Corp.	77,143
45	Paylocity Holding Corp.(a)	8,533
58	Qualys, Inc.(a)	7,904
325	Salesforce, Inc.(a)	57,181
73	SPS Commerce, Inc.(a)	8,733
257	Workday, Inc., Class A(a)	53,122

		399,747

	Specialty Retail – 0.9%
190	American Eagle Outfitters, Inc.	2,871
26	Asbury Automotive Group, Inc.(a)	4,777
5	AutoZone, Inc.(a)	9,777
57	Best Buy Co., Inc.	5,126
87	Boot Barn Holdings, Inc.(a)	7,835
54	Five Below, Inc.(a)	8,483
24	GameStop Corp., Class A(a)	3,002
22	Home Depot, Inc. (The)	6,609
26	Lithia Motors, Inc.	7,361
89	Lowe’s Cos., Inc.	17,598
74	TJX Cos., Inc. (The)	4,535
19	Tractor Supply Co.	3,828
10	Ulta Beauty, Inc.(a)	3,968
57	Williams-Sonoma, Inc.	7,437

		93,207

	Technology Hardware, Storage & Peripherals – 0.2%
166	Hewlett Packard Enterprise Co.	2,558
178	HP, Inc.	6,520
113	Seagate Technology Holdings PLC	9,271

		18,349

	Textiles, Apparel & Luxury Goods – 0.6%
51	Crocs, Inc.(a)	3,388
34	Deckers Outdoor Corp.(a)	9,035
31	NIKE, Inc., Class B	3,866
1,358	Under Armour, Inc., Class A(a)	20,859
287	VF Corp.	14,924
164	Wolverine World Wide, Inc.	3,250

		55,322

Shares	Description	Value (†)

Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
191	Mr. Cooper Group, Inc.(a)	$8,589

	Trading Companies & Distributors – 0.1%
56	GATX Corp.	5,790

	Water Utilities – 0.1%
36	American Water Works Co., Inc.	5,547
184	Essential Utilities, Inc.	8,236

		13,783

	Wireless Telecommunication Services – 0.2%
178	T-Mobile US, Inc.(a)	21,919

	Total Common Stocks (Identified Cost $6,140,682)	5,906,874

Principal Amount

Bonds and Notes – 4.5%
	Automotive – 0.1%
$ 4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,947
1,000	Lear Corp., 4.250%, 5/15/2029	966
2,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	1,771

		6,684

	Banking – 0.7%
4,000	American Express Co., 3.700%, 8/03/2023	4,044
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,757
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,041
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,003
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,465
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,028
4,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	3,983
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	3,965
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,460
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	1,904
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,979
3,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	2,671

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	$4,803
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	1,966
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,988
3,000	State Street Corp., 2.400%, 1/24/2030	2,694
3,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	2,576
6,000	Truist Bank, 3.200%, 4/01/2024	6,004
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,861

		67,192

	Brokerage – 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,475
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,817

		8,292

	Building Materials – 0.0%
4,000	Owens Corning, 3.950%, 8/15/2029	3,912

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,018

	Construction Machinery – 0.1%
5,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	4,885

	Diversified Manufacturing – 0.1%
5,000	3M Co., 3.050%, 4/15/2030	4,694
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,681

		7,375

	Electric – 0.2%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,029
5,000	Entergy Corp., 0.900%, 9/15/2025	4,526
2,000	Exelon Corp., 4.050%, 4/15/2030	1,957
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,271
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,852

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$ 1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$865
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,919

		21,419

	Environmental – 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,384
1,000	Waste Management, Inc., 2.950%, 6/01/2041	818

		3,202

	Finance Companies – 0.1%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,905
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,660

		4,565

	Financial Other – 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,004

	Food & Beverage – 0.2%
5,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,554
4,000	General Mills, Inc., 4.000%, 4/17/2025	4,057
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,787
5,000	PepsiCo, Inc., 2.750%, 3/19/2030	4,636

		15,034

	Government Owned - No Guarantee – 0.1%
7,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,783

	Health Insurance – 0.1%
5,000	Anthem, Inc., 4.101%, 3/01/2028	4,996
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,434

		8,430

	Healthcare – 0.1%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,017
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,009
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	1,939

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – continued
$ 2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$1,944
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,785

		9,694

	Integrated Energy – 0.1%
4,000	BP Capital Markets PLC, 3.814%, 2/10/2024	4,035
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,950
3,000	Shell International Finance BV, 6.375%, 12/15/2038	3,669

		12,654

	Life Insurance – 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,103

	Midstream – 0.0%
4,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	4,043

	Mortgage Related – 0.8%
16,685	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	15,244
8,149	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	7,696
4,000	FHLMC, 3.500%, 5/01/2052	3,886
19,858	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	17,552
18,660	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	17,055
12,046	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	11,433
6,772	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	6,583
485	FNMA, 4.000%, 3/01/2050	483
560	FNMA, 4.500%, with various maturities in 2049(b)	571

		80,503

	Natural Gas – 0.0%
5,000	NiSource, Inc., 0.950%, 8/15/2025	4,534

	Pharmaceuticals – 0.1%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	3,974
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,672

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Pharmaceuticals – continued
$ 2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	$1,939
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,557

		9,142

	Property & Casualty Insurance – 0.0%
1,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	905

	Railroads – 0.0%
4,000	CSX Corp., 2.600%, 11/01/2026	3,815

	REITs - Apartments – 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,828

	REITs - Health Care – 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,769

	REITs - Office Property – 0.1%
4,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	3,985
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,837
5,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	4,380

		11,202

	REITs - Single Tenant – 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,677

	REITs - Warehouse/Industrials – 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,425

	Restaurants – 0.1%
6,000	Starbucks Corp., 2.250%, 3/12/2030	5,134

	Retailers – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	1,947
6,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	5,137

		7,084

	Technology – 0.3%
4,000	Apple, Inc., 2.500%, 2/09/2025	3,945
2,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	1,870

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – continued
$ 2,000	HP, Inc., 3.000%, 6/17/2027	$1,875
3,000	Intel Corp., 2.450%, 11/15/2029	2,715
5,000	International Business Machines Corp., 4.000%, 6/20/2042	4,576
2,000	NVIDIA Corp., 2.850%, 4/01/2030	1,862
4,000	Oracle Corp., 2.950%, 5/15/2025	3,870
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,052

		24,765

	Treasuries – 0.9%
5,000	U.S. Treasury Bond, 2.250%, 5/15/2041	4,332
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	4,433
13,000	U.S. Treasury Bond, 2.875%, 11/15/2046	12,380
12,000	U.S. Treasury Bond, 3.000%, 5/15/2045	11,606
7,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,878
8,000	U.S. Treasury Bond, 3.000%, 2/15/2049	7,938
24,000	U.S. Treasury Note, 0.375%, 11/30/2025	21,908
22,000	U.S. Treasury Note, 2.125%, 12/31/2022	22,052

		91,527

	Utility Other – 0.0%
2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	1,853

	Wireless – 0.0%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,419

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,621
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,121
4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	4,044

		7,786

	Total Bonds and Notes (Identified Cost $504,028)	452,657

Shares	Description	Value (†)

Exchange-Traded Funds – 9.3%
13,495	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,049,204)	$932,099

Mutual Funds – 14.1%
36,038	WCM Focused Emerging Markets Fund, Institutional Class	510,302
44,184	WCM Focused International Growth Fund, Institutional Class	911,961

	Total Mutual Funds (Identified Cost $1,797,968)	1,422,263

Affiliated Mutual Funds – 11.3%
4,187	Loomis Sayles Inflation Protected Securities Fund, Class N	46,438
17,566	Mirova Global Green Bond Fund, Class N	159,321
80,537	Mirova International Sustainable Equity Fund, Class N	933,429

	Total Affiliated Mutual Funds (Identified Cost $1,373,494)	1,139,188

Principal Amount

Short-Term Investments – 3.7%
$ 373,064	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $373,064 on 5/02/2022 collateralized by $84,600 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $75,648; $36,100 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $36,257; $261,700 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $268,975 including accrued interest(d) (Identified Cost $373,064)	373,064

	Total Investments – 101.6% (Identified Cost $11,238,440)	10,226,145
	Other assets less liabilities – (1.6)%	(165,557)

	Net Assets – 100.0%	$10,060,588

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $3,774 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$46,078	$3,059	$487	$(28)	$(2,184)	$46,438	4,187	$588
Mirova Global Green Bond Fund, Class N	160,152	15,936	1,512	(203)	(15,052)	159,321	17,566	2,488
Mirova International Sustainable Equity Fund, Class N	914,773	132,377	880	(49)	(112,792)	933,429	80,537	—

	$1,121,003	$151,372	$2,879	$(280)	$(130,028)	$1,139,188	102,290	$3,076

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,906,874	$—	$—	$5,906,874
Bonds and Notes*	—	452,657	—	452,657
Exchange-Traded Funds	932,099	—	—	932,099
Mutual Funds	1,422,263	—	—	1,422,263
Affiliated Mutual Funds	1,139,188	—	—	1,139,188
Short-Term Investments	—	373,064	—	373,064

Total	$9,400,424	$825,721	$—	$10,226,145

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Equity	91.4%
Fixed Income	6.5
Short-Term Investments	3.7

Total Investments	101.6
Other assets less liabilities	(1.6)

Net Assets	100.0%